Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 36.5%
882,983 (1),(2)	Agate Bay Mortgage Trust 2014-2 B2, 3.881%, 09/25/2044	$903,023	0.1
1,593,426 (1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.807%, 01/25/2045	1,536,362	0.2
1,588,834 (1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.623%, 04/25/2045	1,601,855	0.2
1,316,125 (1),(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.577%, 06/25/2045	1,346,014	0.1
905,292 (1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.776%, 12/25/2045	911,093	0.1
646,000 (1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.776%, 12/25/2045	607,249	0.1
1,807,978 (1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.797%, 03/25/2046	1,831,375	0.2
998,319 (1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.797%, 03/25/2046	927,407	0.1
680,293	Alternative Loan Trust 2004-32CB 2A2, 2.192%, (US0001M + 0.400%), 02/25/2035	631,065	0.1
906,008	Alternative Loan Trust 2004-J7 MI, 2.812%, (US0001M + 1.020%), 10/25/2034	890,301	0.1
3,038,861	Alternative Loan Trust 2005-10CB 1A1, 2.292%, (US0001M + 0.500%), 05/25/2035	2,612,928	0.3
523,948	Alternative Loan Trust 2005-31 1A1, 2.352%, (US0001M + 0.560%), 08/25/2035	508,115	0.1
377,761	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	349,865	0.0
660,203	Alternative Loan Trust 2005-J2 1A12, 2.192%, (US0001M + 0.400%), 04/25/2035	564,555	0.1
408,847	Alternative Loan Trust 2006-19CB A12, 2.192%, (US0001M + 0.400%), 08/25/2036	264,935	0.0
835,408	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	614,915	0.1
586,540	Alternative Loan Trust 2007-18CB 1A7, 2.262%, (US0001M + 0.470%), 08/25/2037	328,987	0.0
1,587,850	Alternative Loan Trust 2007-OA4 A1, 1.962%, (US0001M + 0.170%), 05/25/2047	1,511,742	0.2
2,677,711 (1),(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,696,702	0.3
322,828 (1)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.772%, 01/25/2036	319,143	0.0
250,150 (1)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.413%, 05/25/2035	253,667	0.0
461,126 (1)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.339%, 09/25/2035	436,501	0.0
1,974,225 (1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.811%, 11/25/2035	1,570,409	0.2
831,795 (1),(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	852,703	0.1
216,742 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.305%, 09/25/2036	207,675	0.0
142,269 (1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 4.574%, 02/25/2037	141,585	0.0
1,607,367 (1),(2)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	1,635,371	0.2
466,844 (1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.841%, 11/25/2034	470,602	0.0
690,665	CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	583,046	0.1
563,363	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	466,615	0.0
1,000,000 (1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	1,029,739	0.1
769,441 (1),(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	782,855	0.1
473,446 (1),(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	485,187	0.0
1,439,062 (1),(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	1,441,930	0.1
2,878,123 (1),(2)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	2,928,013	0.3
1,725,038 (1),(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	1,750,788	0.2
500,000 (1),(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	493,863	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
376,105 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.514%, 03/25/2036	$349,712	0.0
461,356 (1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.170%, 09/25/2037	452,253	0.0
1,271,315 (1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 4.212%, 08/25/2036	1,250,831	0.1
1,201,006	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,240,629	0.1
250,566	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	245,905	0.0
2,700,000 (1),(2)	COLT 2018-1 B1 Mortgage Loan Trust, 4.362%, 02/25/2048	2,711,881	0.3
1,000,000 (1),(2)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,011,193	0.1
2,841,811 (1),(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	2,838,263	0.3
1,497,549 (2),(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,494,905	0.1
1,770,101 (1),(2)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	1,820,697	0.2
500,000 (1),(2)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	507,599	0.1
1,700,000 (1),(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,713,027	0.2
1,200,000 (1),(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,211,584	0.1
1,200,000 (1),(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,214,379	0.1
2,000,000 (1),(2)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,023,428	0.2
574,998 (1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.804%, 06/27/2037	591,755	0.1
2,775,220	DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.044%, (US0001M + 0.280%), 08/19/2045	2,409,204	0.2
1,500,000	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.042%, (US0001M + 4.250%), 04/25/2029	1,612,492	0.2
2,546,392	Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.792%, (US0001M + 5.000%), 07/25/2025	2,707,237	0.3
892,434	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.342%, (US0001M + 5.550%), 04/25/2028	953,314	0.1
694,979	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 8.742%, (US0001M + 6.950%), 08/25/2028	760,325	0.1
700,000	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.042%, (US0001M + 4.250%), 01/25/2029	744,873	0.1
2,500,023	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.242%, (US0001M + 4.450%), 01/25/2029	2,643,248	0.3
3,187,194	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.142%, (US0001M + 4.350%), 05/25/2029	3,363,605	0.3
3,500,000	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.342%, (US0001M + 3.550%), 07/25/2029	3,706,920	0.4
2,680,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.442%, (US0001M + 3.650%), 09/25/2029	2,825,453	0.3
2,000,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.792%, (US0001M + 3.000%), 10/25/2029	2,091,173	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,600,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.642%, (US0001M + 2.850%), 11/25/2029	$1,656,095	0.2
3,400,000	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.992%, (US0001M + 2.200%), 01/25/2030	3,461,237	0.3
3,700,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.192%, (US0001M + 2.400%), 05/28/2030	3,771,944	0.4
2,781,998	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.292%, (US0001M + 2.500%), 05/25/2030	2,826,881	0.3
2,339,222	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.592%, (US0001M + 2.800%), 02/25/2030	2,404,421	0.2
4,047,299	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 3.992%, (US0001M + 2.200%), 08/25/2030	4,085,848	0.4
3,100,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.942%, (US0001M + 2.150%), 10/25/2030	3,126,721	0.3
3,150,000	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.342%, (US0001M + 2.550%), 12/25/2030	3,208,764	0.3
3,600,000	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.142%, (US0001M + 2.350%), 01/25/2031	3,654,750	0.4
750,000	Fannie Mae Connecticut Avenue Securities 2018-C06 1B1, 5.542%, (US0001M + 3.750%), 03/25/2031	794,822	0.1
1,613,371	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.792%, (US0001M + 2.000%), 03/25/2031	1,621,428	0.2
1,000,000	Fannie Mae Connecticut Avenue Securities 2018-C06 2B1, 5.892%, (US0001M + 4.100%), 03/25/2031	1,082,384	0.1
3,200,000	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.892%, (US0001M + 2.100%), 03/25/2031	3,220,815	0.3
3,000,000	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.042%, (US0001M + 2.250%), 07/25/2030	3,042,434	0.3
3,000,000 (2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 3.892%, (US0001M + 2.100%), 06/25/2039	3,020,807	0.3
2,542,511 (2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.192%, (US0001M + 2.400%), 04/25/2031	2,574,104	0.3
1,039,804	Fannie Mae Connecticut Avenue Securities, 7.492%, (US0001M + 5.700%), 04/25/2028	1,155,802	0.1
758,273	Fannie Mae Connecticut Avenue Securities, 7.692%, (US0001M + 5.900%), 10/25/2028	820,020	0.1
931,866 (1),(2)	Flagstar Mortgage Trust 2017-1 B3, 3.684%, 03/25/2047	938,386	0.1
966,800 (1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.050%, 04/25/2048	993,415	0.1
1,985,165 (1),(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,029,898	0.2
2,105,532 (1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.537%, 09/25/2048	2,191,074	0.2
977,795 (1),(2)	Flagstar Mortgage Trust 2018-5 B3, 4.537%, 09/25/2048	1,020,128	0.1
978,567 (1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 5.022%, 10/25/2048	1,083,986	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,641,631 (1),(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	$1,666,168	0.2
998,445 (1),(2)	Flagstar Mortgage Trust 2019-2 B2, 4.202%, 12/25/2049	1,033,081	0.1
900,000 (2)	Freddie Mac STACR Trust 2018-DNA3 M2, 3.892%, (US0001M + 2.100%), 09/25/2048	908,119	0.1
3,000,000 (2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 4.092%, (US0001M + 2.300%), 10/25/2048	3,041,804	0.3
3,900,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.492%, (US0001M + 4.700%), 04/25/2028	4,324,393	0.4
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.592%, (US0001M + 4.800%), 05/25/2028	539,638	0.1
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.342%, (US0001M + 5.550%), 07/25/2028	2,760,399	0.3
3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 6.792%, (US0001M + 5.000%), 12/25/2028	3,273,705	0.3
1,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 6.942%, (US0001M + 5.150%), 11/25/2028	1,641,762	0.2
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 5.642%, (US0001M + 3.850%), 03/25/2029	267,001	0.0
4,600,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.292%, (US0001M + 2.500%), 03/25/2030	4,712,367	0.5
3,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.442%, (US0001M + 2.650%), 12/25/2029	3,445,296	0.3
2,557,407	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.142%, (US0001M + 2.350%), 04/25/2030	2,603,418	0.3
1,100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.592%, (US0001M + 1.800%), 07/25/2030	1,103,271	0.1
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.092%, (US0001M + 2.300%), 09/25/2030	1,012,166	0.1
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 5.042%, (US0001M + 3.250%), 07/25/2029	2,629,928	0.3
647,964 (1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	666,114	0.1
989,342 (1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,033,969	0.1
1,612,213 (1),(2)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	1,631,032	0.2
518,591 (1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	526,441	0.1
984,253 (1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.351%, 08/25/2049	1,004,528	0.1
1,466,943 (1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	1,489,663	0.1
992,421 (1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.500%, 11/25/2049	1,044,156	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,910,439 (1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	$1,939,471	0.2
996,725 (1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.117%, 03/25/2050	1,033,531	0.1
3,702,834 (1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.117%, 03/25/2050	3,782,523	0.4
3,105,796 (1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.117%, 03/25/2050	3,102,711	0.3
155,553 (1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 4.260%, 10/25/2035	126,473	0.0
417,486 (1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 3.956%, 01/25/2036	425,707	0.0
916,103	HarborView Mortgage Loan Trust 2006-14 2A1A, 1.914%, (US0001M + 0.150%), 01/25/2047	910,753	0.1
1,188,798	HarborView Mortgage Loan Trust 2007-5 A1A, 1.954%, (US0001M + 0.190%), 09/19/2037	1,162,504	0.1
3,922,296	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.002%, (US0001M + 0.210%), 02/25/2046	3,352,474	0.3
861,809 (1),(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	876,126	0.1
592,493 (1),(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	601,253	0.1
986,325 (1),(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.663%, 08/25/2049	1,043,454	0.1
986,325 (1),(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.663%, 08/25/2049	1,038,008	0.1
1,331,329 (1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,351,949	0.1
1,281,948 (1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.900%, 06/25/2049	1,373,427	0.1
715,849	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	607,576	0.1
198,194 (1)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.140%, 05/25/2037	188,442	0.0
1,295,314	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	972,396	0.1
3,243,063 (1),(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.732%, 01/25/2044	3,268,833	0.3
786,000 (1),(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.980%, 10/25/2029	719,324	0.1
1,000,000 (1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.871%, 05/25/2046	947,949	0.1
2,757,010 (1),(2)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	2,769,657	0.3
3,747,136 (1),(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.539%, 01/25/2047	3,711,132	0.4
1,771,016 (1),(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,781,021	0.2
942,553 (1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.845%, 08/25/2047	983,715	0.1
1,436,281 (1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.952%, 11/25/2048	1,512,052	0.2
1,436,281 (1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.952%, 11/25/2048	1,454,253	0.1
2,205,157 (1),(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.155%, 10/26/2048	2,260,343	0.2
975,302 (1),(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.155%, 10/26/2048	964,977	0.1
1,439,924 (1),(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.826%, 12/25/2048	1,425,414	0.1
1,560,286 (1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.762%, 09/25/2048	1,584,712	0.2
2,210,807 (1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.762%, 09/25/2048	2,221,277	0.2
1,062,997 (1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.779%, 10/25/2048	1,096,895	0.1
2,222,629 (1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.779%, 10/25/2048	2,259,749	0.2
3,502,598 (1),(2)	JP MORGAN MORTGAGE TRUST 2018-5 A13, 3.500%, 10/25/2048	3,596,487	0.4
2,685,331 (1),(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	2,723,420	0.3
1,836,075 (1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.962%, 12/25/2048	1,887,533	0.2
1,950,765 (1),(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.210%, 01/25/2049	2,080,628	0.2
975,382 (1),(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.210%, 01/25/2049	1,025,911	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
976,154 (1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.467%, 02/25/2049	$1,031,704	0.1
976,154 (1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.467%, 02/25/2049	1,012,407	0.1
1,472,396 (1),(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.781%, 04/25/2049	1,563,942	0.2
1,525,436 (1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,549,062	0.2
275,627 (1),(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	279,116	0.0
3,333,271 (1),(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.462%, 11/25/2049	3,476,779	0.3
2,046,137 (1),(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.462%, 11/25/2049	2,122,690	0.2
1,987,740 (1),(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.260%, 12/25/2049	2,079,364	0.2
3,221,882 (1),(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 09/25/2049	3,266,494	0.3
2,980,576 (1),(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.488%, 12/31/2049	2,811,539	0.3
3,808,956 (1),(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	3,859,983	0.4
1,724,974 (1),(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.151%, 10/25/2049	1,869,839	0.2
2,827,506 (1),(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	2,848,640	0.3
1,225,253 (1),(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	1,246,491	0.1
2,405,811 (1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	2,469,338	0.2
1,985,514 (1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.830%, 12/25/2049	2,137,944	0.2
1,985,514 (1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.830%, 12/25/2049	2,099,453	0.2
997,326 (1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.582%, 12/31/2049	1,049,156	0.1
2,493,314 (1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.582%, 12/31/2049	2,562,748	0.3
1,363,462 (1),(2)	JP Morgan Trust 2015-3 B4, 3.663%, 05/25/2045	1,355,381	0.1
359,341	Lehman XS Trust Series 2005-5N 3A1B, 3.240%, (12MTA + 1.000%), 11/25/2035	365,695	0.0
113,161	Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.172%, (US0001M + 0.380%), 08/25/2035	113,894	0.0
223,851	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	199,572	0.0
900,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.592%, (US0001M + 1.800%), 09/25/2035	890,349	0.1
800,000 (1),(2)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	814,887	0.1
1,801,342 (1),(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,803,419	0.2
757,608 (1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	771,679	0.1
1,275,167 (1),(2)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,295,923	0.1
933,821 (1),(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	936,405	0.1
1,215,913 (1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,235,310	0.1
1,221,277 (1),(2)	PSMC 2019-1 A1 Trust, 4.000%, 07/25/2049	1,245,344	0.1
1,932,743 (1),(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	1,977,117	0.2
1,455,000 (1),(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,473,463	0.1
957,277 (1),(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	969,832	0.1
1,395,010 (1),(2)	RCKT Mortgage Trust 2019-1 B1A, 3.956%, 09/25/2049	1,473,461	0.1
996,436 (1),(2)	RCKT Mortgage Trust 2019-1 B2A, 3.956%, 09/25/2049	1,040,498	0.1
550,480 (1)	Sequoia Mortgage Trust 2013-3 B3, 3.515%, 03/25/2043	559,179	0.1
928,565 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	943,769	0.1
954,692 (1),(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.556%, 08/25/2047	1,013,106	0.1
304,792 (1),(2)	Sequoia Mortgage Trust 2018-6 A4, 4.000%, 07/25/2048	307,182	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
77,403 (1),(2)	Sequoia Mortgage Trust 2018-CH4 A10, 4.500%, 10/25/2048	$77,675	0.0
2,100,000 (1),(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,177,537	0.2
1,381,400 (1),(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	1,417,365	0.1
2,233,891 (1),(2)	Sequoia Mortgage Trust 2019-2 A1, 4.000%, 06/25/2049	2,277,521	0.2
1,478,290 (1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.244%, 06/25/2049	1,506,471	0.2
1,315,842 (1),(2)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	1,333,010	0.1
2,359,468 (1),(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	2,393,791	0.2
500,000 (1),(2)	Sequoia Mortgage Trust 2019-5 B2, 3.784%, 12/25/2049	505,119	0.1
500,000 (1),(2)	Sequoia Mortgage Trust 2019-5 B3, 3.784%, 12/25/2049	493,622	0.0
866,306 (1),(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	882,222	0.1
692,304 (1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.049%, 03/25/2049	756,012	0.1
2,284,212 (1),(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	2,323,217	0.2
1,731,908 (1),(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.910%, 08/25/2049	1,839,197	0.2
2,000,000 (1),(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,041,073	0.2
3,041,711 (1),(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.525%, 09/25/2049	3,183,195	0.3
1,791,174 (1),(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.525%, 09/25/2049	1,849,869	0.2
1,428,244 (1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.722%, 10/25/2047	1,414,102	0.1
2,049,262 (1),(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,054,984	0.2
144,716 (1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 4.383%, 03/25/2035	147,539	0.0
4,716,895 (1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	2,117,614	0.2
5,370,275 (1)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	2,753,354	0.3
800,000 (1),(2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	800,243	0.1
2,000,000 (1),(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,024,794	0.2
1,500,000 (1),(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,537,850	0.2
584,753 (1),(2)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	590,150	0.1
1,076,787 (1),(2)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	1,089,021	0.1
3,741,258 (2),(3)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	3,747,554	0.4
1,644,211 (1),(2)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	1,648,836	0.2
242,996 (1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.230%, 10/20/2035	241,403	0.0
315,244 (1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 4.230%, 10/20/2035	313,177	0.0
723,124 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.505%, 06/25/2034	727,891	0.1
823,087 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 4.532%, 07/25/2034	839,960	0.1
1,381,493 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.141%, 09/25/2035	1,392,173	0.1
554,157	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.282%, (US0001M + 0.490%), 10/25/2045	553,983	0.1
408,224 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.748%, 12/25/2035	407,879	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
384,616 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.271%, 11/25/2036	$372,259	0.0
1,092,750 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.337%, 12/25/2036	1,047,444	0.1
601,009 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.342%, 12/25/2036	566,898	0.1
401,456 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.974%, 02/25/2037	398,407	0.0
702,078 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 4.000%, 02/25/2037	672,745	0.1
447,276 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.804%, 12/25/2036	448,196	0.0
551,531	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	547,858	0.1
374,453	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	361,831	0.0
724,718	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	722,329	0.1
783,272	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.022%, (US0001M + 0.230%), 01/25/2047	729,002	0.1
265,454	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	255,939	0.0
157,567 (1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.220%, 04/25/2036	154,697	0.0
906,026 (1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.354%, 12/28/2037	870,322	0.1
484,854 (1),(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.697%, 07/25/2047	486,473	0.0
606,461 (1),(2)	Wells Fargo Mortgage Backed Securities 2019-2 A1 Trust, 4.000%, 04/25/2049	617,927	0.1
2,250,058 (1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 10/25/2049	2,284,315	0.2
3,320,735 (1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.826%, 10/25/2049	3,244,205	0.3

	Total Collateralized Mortgage Obligations
	(Cost $363,279,925)	364,655,112	36.5

ASSET-BACKED SECURITIES: 24.4%
	Automobile Asset-Backed Securities: 3.4%
3,472,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,616,509	0.4
1,800,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,820,389	0.2
4,300,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,286,340	0.4
3,750,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,714,337	0.4
750,000	Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	751,559	0.1
2,050,000	Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,071,845	0.2
2,700,000 (2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,744,677	0.3
1,455,000	Santander Drive Auto Receivables Trust 2018-2 C, 3.350%, 07/17/2023	1,470,302	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
5,150,000	Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	$5,276,203	0.5
1,550,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,556,425	0.2
4,200,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,185,559	0.4
800,000 (2)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	800,718	0.1
1,200,000 (2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,232,241	0.1
		33,527,104	3.4

	Home Equity Asset-Backed Securities: 0.7%
787,411 (1),(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	753,139	0.1
3,203,193	GSAA Home Equity Trust 2006-14 A3A, 2.042%, (US0001M + 0.250%), 09/25/2036	1,699,687	0.2
1,744,735 (1)	GSAA Home Equity Trust 2006-4 4A3, 4.022%, 03/25/2036	1,418,051	0.1
1,173,454	GSAA Home Equity Trust 2007-1 1A1, 1.872%, (US0001M + 0.080%), 02/25/2037	555,988	0.0
1,052,712 (1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,106,307	0.1
1,079,210 (1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	1,061,641	0.1
916,429	WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 1.962%, (US0001M + 0.170%), 07/25/2047	632,507	0.1
		7,227,320	0.7

	Other Asset-Backed Securities: 16.9%
1,717,609 (2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,739,642	0.2
1,915,042 (1),(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,940,620	0.2
3,000,000 (2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,977,472	0.3
ASSET-BACKED SECURITIES: (continued)
1,500,000 (2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	1,489,330	0.1
1,076,330 (1),(2),(4),(5)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
1,750,000 (2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,776,267	0.2
1,100,000 (2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,129,414	0.1
4,097,089 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	4,110,626	0.4
500,000 (2)	Ares XXIX CLO Ltd. 2014-1A C, 5.502%, (US0003M + 3.500%), 04/17/2026	500,307	0.1
1,400,000 (2)	Atrium CDO Corp. 12A CR, 3.603%, (US0003M + 1.650%), 04/22/2027	1,386,687	0.1
500,000 (2)	Atrium CDO Corp. 12A DR, 4.753%, (US0003M + 2.800%), 04/22/2027	477,031	0.0
1,000,000 (2)	Babson CLO Ltd. 2014-IA C, 5.416%, (US0003M + 3.450%), 07/20/2025	1,000,730	0.1
386,336 (1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.759%, 10/25/2036	392,738	0.0
2,250,000 (2)	BlueMountain CLO 2012-2A DR2 Ltd., 4.799%, (US0003M + 2.900%), 11/20/2028	2,163,247	0.2
1,000,000 (2)	BlueMountain CLO 2015-1A D Ltd., 7.451%, (US0003M + 5.450%), 04/13/2027	999,993	0.1
2,000,000 (2)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 4.616%, (US0003M + 2.650%), 04/20/2027	1,893,886	0.2
3,000,000 (2)	Bowman Park CLO Ltd. 2014-1A E, 7.310%, (US0003M + 5.400%), 11/23/2025	2,974,041	0.3
3,200,000 (2)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.186%, (US0003M + 2.250%), 04/27/2027	3,195,722	0.3
2,500,000	Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.497%, (US0001M + 0.705%), 09/25/2035	2,456,460	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,000,000 (2)	Cumberland Park CLO Ltd. 2015-2A DR, 4.666%, (US0003M + 2.700%), 07/20/2028	$2,986,857	0.3
1,112,625 (2)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	1,168,234	0.1
4,459,000 (2)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	4,472,904	0.4
1,431,875 (2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,475,161	0.1
500,000 (2)	Dorchester Park CLO Ltd. 2015-1A DR, 4.366%, (US0003M + 2.400%), 04/20/2028	495,402	0.1
1,650,000 (2)	Dryden XXV Senior Loan Fund 2012-25A CRR, 3.836%, (US0003M + 1.850%), 10/15/2027	1,629,500	0.2
1,565,000 (2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 4.986%, (US0003M + 3.000%), 10/15/2027	1,550,901	0.2
1,488,750 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,545,589	0.2
2,650,000 (2)	Galaxy XXIX CLO Ltd. 2018-29A D, 4.310%, (US0003M + 2.400%), 11/15/2026	2,596,989	0.3
976,037 (2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,021,936	0.1
2,824,777 (2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,974,728	0.3
1,500,000 (2)	Home Partners of America 2018-1 E Trust, 3.587%, (US0001M + 1.850%), 07/17/2037	1,504,325	0.2
650,000 (2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	696,342	0.1
3,250,000 (2)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	3,257,257	0.3
750,000 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	818,519	0.1
32,899	JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 1.952%, (US0001M + 0.160%), 06/25/2036	32,968	0.0
750,000 (2)	LCM XX L.P. 20A-DR, 4.766%, (US0003M + 2.800%), 10/20/2027	724,086	0.1
1,550,000 (2)	LCM XXII Ltd. 22A CR, 4.766%, (US0003M + 2.800%), 10/20/2028	1,446,627	0.1
951,158 (2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,066,068	0.1
2,500,000 (2)	Madison Park Funding XIII Ltd. 2014-13A DR2, 4.816%, (US0003M + 2.850%), 04/19/2030	2,429,078	0.2
1,000,000 (2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,027,518	0.1
5,950,000 (2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	5,974,243	0.6
3,450,000 (2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	3,449,131	0.3
900,000 (1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	919,641	0.1
1,192,250 (1),(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,205,489	0.1
1,800,000 (1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.870%, 09/25/2057	1,810,670	0.2
2,789,586 (2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,821,281	0.3
2,003,903 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,059,095	0.2
1,870,268 (2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,938,592	0.2
2,000,000 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,040,923	0.2
1,372,098 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,398,028	0.1
1,650,000 (2)	Neuberger Berman CLO XVI-S Ltd. 2017-16SA D, 4.501%, (US0003M + 2.500%), 01/15/2028	1,637,877	0.2
3,000,000 (2),(6)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 7.166%, (US0003M + 5.200%), 04/20/2027	2,823,096	0.3
475,000 (2)	OHA Credit Partners IX Ltd. 2013-9A DR, 5.266%, (US0003M + 3.300%), 10/20/2025	475,392	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
550,000 (2)	Palmer Square Loan Funding 2017-1A C Ltd., 4.801%, (US0003M + 2.800%), 10/15/2025	$550,273	0.1
5,350,000 (2)	Palmer Square Loan Funding 2017-1A D Ltd., 6.851%, (US0003M + 4.850%), 10/15/2025	5,318,836	0.5
2,750,000 (2)	Palmer Square Loan Funding 2018-1A D Ltd., 5.951%, (US0003M + 3.950%), 04/15/2026	2,637,258	0.3
2,500,000 (2)	Palmer Square Loan Funding 2018-1A E Ltd., 7.901%, (US0003M + 5.900%), 04/15/2026	2,192,420	0.2
3,000,000 (2)	Palmer Square Loan Funding 2018-4 D Ltd., 6.160%, (US0003M + 4.250%), 11/15/2026	2,938,776	0.3
2,073,750 (2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	2,113,613	0.2
348,530 (1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.789%, 01/25/2036	349,082	0.0
2,000,000 (2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	2,028,187	0.2
2,147,000 (2)	Recette CLO Ltd. 2015-1A DR, 4.716%, (US0003M + 2.750%), 10/20/2027	2,147,133	0.2
1,950,000 (2)	Recette Clo Ltd. 2015-1A E, 7.666%, (US0003M + 5.700%), 10/20/2027	1,949,959	0.2
1,600,000 (2)	Silver Creek CLO Ltd. 2014-1A CR, 4.266%, (US0003M + 2.300%), 07/20/2030	1,586,584	0.2
900,000 (2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	917,701	0.1
1,000,000 (2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,017,799	0.1
3,800,000 (2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,868,014	0.4
850,000 (2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	866,021	0.1
2,800,000 (2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,866,678	0.3
1,100,000 (2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,134,370	0.1
1,500,000 (2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,543,950	0.2
2,500,000 (2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,545,512	0.3
1,950,000 (2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,945,506	0.2
600,000 (2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	598,483	0.1
1,524,000 (1),(2)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	1,561,856	0.2
445,136	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 1.962%, (US0001M + 0.170%), 12/25/2036	437,556	0.0
2,064,422 (2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	2,092,843	0.2
3,650,000 (2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,634,050	0.4
4,200,000 (2)	Symphony CLO XIV Ltd. 2014-14A DR, 5.101%, (US0003M + 3.100%), 07/14/2026	4,201,063	0.4
2,000,000 (2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	2,121,162	0.2
1,100,000 (2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,096,460	0.1
2,000,000 (2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 3.953%, (US0003M + 1.950%), 07/18/2031	1,897,618	0.2
1,100,000 (1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.491%, 11/25/2057	1,182,531	0.1
1,200,000 (1),(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,259,471	0.1
1,000,000 (2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,012,560	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,500,000 (2)	Venture XX CLO Ltd. 2015-20A CR, 3.901%, (US0003M + 1.900%), 04/15/2027	$3,416,641	0.3
2,450,000 (2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,478,665	0.2
1,764,000 (2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,795,981	0.2
3,880,500 (2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,962,689	0.4
		169,345,961	16.9

	Student Loan Asset-Backed Securities: 3.4%
339,602 (2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	350,158	0.0
1,067,539 (2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	1,086,889	0.1
679,985 (2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	708,475	0.1
498,070 (2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	493,719	0.1
113,608 (2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	114,875	0.0
746,726 (1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	742,463	0.1
169,327 (2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	166,308	0.0
444,812 (1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	452,189	0.0
242,476 (2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	244,968	0.0
607,026 (2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	613,178	0.1
579,975 (2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	579,251	0.1
501,710 (2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	496,889	0.1
600,000 (2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	600,590	0.1
2,050,000 (1),(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	2,016,239	0.2
576,402 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	581,428	0.1
1,290,000 (2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,283,859	0.1
2,623,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,487,577	0.2
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,001,017	0.1
464,110 (2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	467,017	0.0
539,329 (2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	545,075	0.1
275,056 (2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	279,260	0.0
1,600,000 (2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,642,065	0.2
3,265,000 (1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,381,817	0.3
1,525,000 (1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,611,586	0.2
1,250,000 (1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,304,953	0.1
1,250,000 (2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,272,880	0.1
1,000,000 (2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,024,172	0.1
4,000,000 (2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,075,792	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
2,000,000 (2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	$2,049,948	0.2
1,000,000 (2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,041,951	0.1
1,000,000 (2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	965,003	0.1
		33,681,591	3.4

	Total Asset-Backed Securities
	(Cost $242,810,136)	243,781,976	24.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 34.0%
3,500,000 (2)	AREIT 2019-CRE3 D Trust, 4.390%, (US0001M + 2.650%), 09/14/2036	3,503,810	0.3
5,000,000 (2)	Atrium Hotel Portfolio Trust 2017-ATRM E, 4.790%, (US0001M + 3.050%), 12/15/2036	5,016,302	0.5
2,500,000 (2)	Austin Fairmont Hotel Trust 2019-FAIR E, 3.990%, (US0001M + 2.250%), 09/15/2032	2,507,052	0.3
3,500,000 (2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	3,214,896	0.3
1,550,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,422,080	0.1
5,680,000 (2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	4,512,349	0.5
7,060,000 (1),(2),(5)	BANK 2017-BNK4 XE, 1.468%, 05/15/2050	654,079	0.1
2,644,000 (2)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	2,410,321	0.2
11,143,877 (1),(5)	Bank 2019-BNK19 XA, 0.965%, 08/15/2061	852,995	0.1
21,150,000 (1),(2),(5)	BANK 2017-BNK8 XE, 1.273%, 11/15/2050	1,849,893	0.2
9,363,500 (1),(2),(5)	BANK 2018-BNK12 XD, 1.420%, 05/15/2061	988,108	0.1
5,200,000 (2)	BANK 2019-BNK20 D, 2.500%, 09/15/2061	4,512,975	0.5
52,236,978 (1),(5)	BANK 2019-BNK20 XA, 0.842%, 09/15/2061	3,517,309	0.4
53,172,014 (1),(5)	BANK 2019-BNK21 XA, 0.997%, 10/15/2052	3,677,052	0.4
1,350,000 (1),(2)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.328%, 02/27/2048	1,313,625	0.1
103,000,000 (1),(2),(5)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/2033	1,274,862	0.1
553,362 (1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.894%, 02/13/2042	555,360	0.1
600,000 (1),(2)	BENCHMARK 2018-B4 D, 2.813%, 07/15/2051	533,286	0.1
18,964,000 (1),(2),(5)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	2,069,570	0.2
50,940,570 (1),(5)	Benchmark 2018-B7 XA Mortgage Trust, 0.447%, 05/15/2053	1,597,303	0.2
20,350,576 (1),(5)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.232%, 03/15/2062	1,823,387	0.2
1,350,000 (2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,206,996	0.1
3,220,000 (1),(2),(5)	Benchmark 2019-B9 XD Mortgage Trust, 2.002%, 03/15/2052	496,268	0.0
81,243,580 (1),(5)	BMARK 2018-B4 XA, 0.539%, 07/15/2051	2,786,305	0.3
8,000,000 (1),(2),(5)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	1,007,794	0.1
840,000 (2)	BHP Trust 2019-BXHP D, 3.511%, (US0001M + 1.771%), 08/15/2036	836,387	0.1
840,000 (2)	BHP Trust 2019-BXHP E, 4.307%, (US0001M + 2.568%), 08/15/2036	837,659	0.1
1,893,256	BMD2 RE-REMIC TR 2019 3.6, 3.665%, 09/25/2022	1,820,337	0.2
3,280,000 (2)	BX Commercial Mortgage Trust 2019-XL J, 4.390%, (US0001M + 2.650%), 10/15/2036	3,292,411	0.3
570,000 (2)	BX Trust 2019-MMP E, 3.640%, (US0001M + 1.900%), 08/15/2036	571,087	0.1
1,300,000 (2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,262,474	0.1
1,910,000 (1),(2)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	1,985,867	0.2
130,000 (2)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.290%, (US0001M + 2.550%), 12/15/2037	130,969	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
26,261,823 (1),(5)	CD 2019-CD8 XA Mortgage Trust, 1.413%, 08/15/2057	$2,918,571	0.3
736,938 (1),(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.089%, 04/15/2044	688,290	0.1
2,810,000 (1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.592%, 03/10/2047	2,785,885	0.3
45,735,707 (1),(2),(5)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.427%, 03/10/2047	2,440,005	0.2
740,000 (2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	653,469	0.1
1,250,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	1,112,517	0.1
20,655,000 (1),(2),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.269%, 09/15/2050	1,795,556	0.2
2,240,000 (1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.067%, 11/10/2051	2,351,264	0.2
68,950,000 (1),(5)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.009%, 12/15/2072	4,854,859	0.5
4,231,000 (1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.723%, 07/10/2049	3,793,627	0.4
2,010,000 (1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.723%, 07/10/2049	1,526,973	0.2
3,015,000 (1),(2)	COMM 2013-GAM F, 3.417%, 02/10/2028	2,910,140	0.3
21,722,312 (1),(5)	COMM 2012-CR3 XA, 1.859%, 10/15/2045	864,148	0.1
8,925,502 (1),(5)	COMM 2012-CR5 XA, 1.528%, 12/10/2045	331,251	0.0
3,870,000 (1),(2)	COMM 2014-LC15 D Mortgage Trust, 4.984%, 04/10/2047	3,935,116	0.4
540,000 (1)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.192%, 06/15/2057	524,466	0.1
16,406,000 (1),(2),(5)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.760%, 11/15/2050	1,013,253	0.1
2,000,000 (2)	CSWF 2018-TOP F, 4.490%, (US0001M + 2.750%), 08/15/2035	2,006,021	0.2
1,392,208 (2)	DBGS 2018-BIOD E Mortgage Trust, 3.440%, (US0001M + 1.700%), 05/15/2035	1,399,715	0.1
660,000 (1),(2)	DBJPM 16-C3 Mortgage Trust, 3.491%, 08/10/2049	635,004	0.1
56,084,954 (1),(5)	DBJPM 16-C3 XA Mortgage Trust, 1.486%, 08/10/2049	4,454,273	0.4
1,000,000 (1),(2)	DBUBS 2011-LC1A F Mortgage Trust, 5.702%, 11/10/2046	1,021,082	0.1
586,933 (1),(2),(5)	DBUBS 2011-LC1A XA, 0.700%, 11/10/2046	2,261	0.0
1,075,522 (1),(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.530%, 07/10/2044	1,089,851	0.1
7,874,000 (1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.241%, 08/10/2049	6,928,437	0.7
1,590,000 (2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 4.437%, (US0001M + 2.700%), 04/15/2036	1,592,471	0.2
1,300,000 (2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	1,277,087	0.1
6,617,598 (1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.397%, 02/25/2020	14,878	0.0
34,915,394 (1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.200%, 02/25/2042	1,429,496	0.1
21,400,000 (1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.791%, 12/25/2041	1,304,084	0.1
20,330,705 (1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.849%, 01/25/2026	2,039,800	0.2
160,388,405 (2),(5)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	491,943	0.0
500,000 (2)	GPT 2018-GPP E Mortgage Trust, 4.210%, (US0001M + 2.470%), 06/15/2035	497,607	0.0
98,514,181 (1),(2),(5)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.656%, 03/10/2044	463,095	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,610,000 (2)	GS Mortgage Securities Corp. Trust 2019-70P E, 3.940%, (US0001M + 2.200%), 10/15/2036	$1,613,703	0.2
650,000 (2)	GS Mortgage Securities Corp. Trust 2019-70P F, 4.390%, (US0001M + 2.650%), 10/15/2036	653,846	0.1
5,070,000 (2)	GS Mortgage Securities Corp. Trust 2019-SMP E, 4.340%, (US0001M + 2.600%), 08/15/2032	5,091,283	0.5
2,481,000 (1),(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	2,492,372	0.2
1,100,000 (1),(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,087,455	0.1
3,720,000 (1),(2)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	3,644,678	0.4
1,360,000 (1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.686%, 05/10/2045	1,424,146	0.1
5,540,000 (1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	3,901,990	0.4
500,000 (2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	435,324	0.0
1,120,000 (1),(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	1,039,412	0.1
6,355,763 (1),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 0.964%, 02/10/2052	458,964	0.0
2,170,000 (2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,964,199	0.2
1,344,000 (1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	1,340,256	0.1
1,020,000 (1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	994,816	0.1
14,587,431 (1),(5)	GS Mortgage Securities Trust 2019-GC40 XA, 1.094%, 07/10/2052	1,153,189	0.1
1,500,000 (2)	Hawaii Hotel Trust 2019-MAUI E, 3.899%, (US0001M + 2.350%), 05/15/2038	1,500,943	0.1
3,990,000 (2)	Hawaii Hotel Trust 2019-MAUI F, 4.490%, (US0001M + 3.000%), 05/15/2038	4,001,848	0.4
1,862,920 (2)	HPLY Trust 2019-HIT E, 4.090%, (US0001M + 2.350%), 11/15/2036	1,868,579	0.2
940,000 (1),(2)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	834,091	0.1
4,220,000 (1),(2)	Jackson Park Trust 2019-LIC E, 3.242%, 10/14/2039	3,825,055	0.4
1,730,000 (1),(2)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	1,493,610	0.1
4,692,000 (2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	4,834,450	0.5
5,860,000 (1),(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	6,153,081	0.6
1,930,000 (2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 3.900%, (US0001M + 2.160%), 07/15/2036	1,935,080	0.2
16,555,462 (1),(2),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 0.947%, 02/15/2046	132,574	0.0
1,410,000 (1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,412,028	0.1
1,500,000 (1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.418%, 08/15/2046	1,554,368	0.2
3,000,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.113%, 12/15/2047	3,082,406	0.3
740,000 (1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.065%, 01/15/2046	761,703	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	$4,773,973	0.5
2,410,000 (1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.027%, 12/15/2046	2,521,790	0.3
17,328,698 (1),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 0.952%, 07/15/2047	436,179	0.0
30,251,674 (1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.637%, 11/15/2045	1,691,565	0.2
3,550,000 (1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.892%, 01/15/2047	3,709,301	0.4
3,580,000 (1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	3,404,518	0.3
734,000 (1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	646,952	0.1
1,150,000 (2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	992,339	0.1
46,979,000 (1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	1,025,923	0.1
34,428,000 (1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.366%, 01/15/2048	668,113	0.1
1,000,000 (2)	KNDL 2019-KNSQ E Mortgage Trust, 3.540%, (US0001M + 1.800%), 05/15/2036	1,000,608	0.1
1,859,435 (1)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	1,860,206	0.2
4,460,000 (1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.149%, 04/20/2048	4,298,734	0.4
2,360,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	2,228,554	0.2
4,880,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	4,266,993	0.4
3,590,000 (1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.910%, 04/15/2047	3,767,100	0.4
1,000,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.498%, 08/15/2047	1,046,111	0.1
4,900,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	4,636,278	0.5
1,630,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	1,566,380	0.2
2,000,000 (1),(2)	Morgan Stanley Capital I Trust 2005-T19 G, 5.714%, 06/12/2047	2,013,424	0.2
3,650,000 (2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,637,344	0.4
2,600,000 (2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,553,918	0.3
1,420,000 (2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	1,380,841	0.1
1,590,000 (1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,453,753	0.1
6,893,000 (1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 3.906%, 11/15/2049	4,780,516	0.5
4,260,950 (2)	Morgan Stanley Capital I Trust 2019-H7 D, 3.000%, 07/15/2052	3,820,647	0.4
41,233,541 (1),(5)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.320%, 07/15/2052	4,064,464	0.4
6,586,500 (1),(2),(5)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.399%, 07/15/2052	747,748	0.1
2,675,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,410,269	0.2
17,912,332 (1),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.794%, 12/15/2050	922,069	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
15,555,000 (1),(2),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.496%, 12/15/2050	$1,687,492	0.2
5,000,000 (1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 4.935%, 02/15/2047	5,107,218	0.5
840,000 (2)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	795,091	0.1
1,560,000 (2)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	1,451,519	0.1
3,749,000 (2)	Prima Capital CRE Securitization 2019-RK1 BD Ltd., 3.500%, 04/15/2038	3,727,826	0.4
2,210,000 (2)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	2,167,645	0.2
110,000 (2)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	106,406	0.0
1,980,000 (1),(2)	Ready Capital Mortgage Trust 2019-5 D, 5.544%, 02/25/2052	2,025,031	0.2
1,919,000 (1),(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.338%, 02/27/2051	1,942,017	0.2
999,000 (2)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 4.740%, (US0001M + 3.000%), 01/15/2035	1,001,144	0.1
17,818,403 (1),(5)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.562%, 04/15/2052	1,929,104	0.2
4,641,145 (2)	VMC Finance 2019-FL3 D LLC, 4.387%, (US0001M + 2.650%), 09/15/2036	4,641,143	0.5
5,000,000 (2)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	4,996,744	0.5
7,192,566 (1),(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.083%, 12/15/2047	281,419	0.0
3,100,000 (1),(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.497%, 09/15/2058	3,177,482	0.3
5,827,351 (2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	4,923,228	0.5
16,657,000 (1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.247%, 09/15/2058	1,085,762	0.1
16,657,000 (1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.247%, 09/15/2058	1,052,776	0.1
32,664,000 (1),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.526%, 11/15/2049	1,161,176	0.1
7,605,000 (1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	869,432	0.1
34,630,135 (1),(5)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.974%, 10/15/2050	1,942,806	0.2
2,464,134 (2)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 3.897%, (US0001M + 2.157%), 12/15/2036	2,465,608	0.2
15,949,538 (1),(5)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.836%, 06/15/2051	944,088	0.1
2,000,000 (2)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,756,119	0.2
3,680,000 (2),(7),(8)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,264,434	0.3
37,955,750 (1),(2),(5)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.539%, 12/15/2045	1,437,096	0.1
3,240,000 (1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.261%, 03/15/2045	3,253,725	0.3
5,350,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,916,473	0.5
2,020,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,775,029	0.2
1,133,464 (1),(2),(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.221%, 03/15/2048	34,217	0.0
3,640,000 (1),(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.041%, 12/15/2046	3,831,207	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
320,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	$294,845	0.0
1,250,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	1,043,425	0.1
2,380,000 (1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 4.739%, 03/15/2046	2,277,877	0.2
4,410,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	4,531,712	0.5
1,000,000 (1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.318%, 11/15/2047	1,040,980	0.1
2,550,000 (1),(2)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	2,555,803	0.3
	Total Commercial Mortgage-Backed Securities (Cost $331,957,242)	339,694,821	34.0

	Total Long-Term Investments (Cost $938,047,303)	948,131,909	94.9

SHORT-TERM INVESTMENTS: 5.5%
	Commercial Paper: 3.9%
10,000,000	Consolidated Edison Inc., 1.860%, 01/09/2020	9,995,420	1.0
1,000,000	Crown Point, 1.830%, 01/03/2020	999,850	0.1
5,000,000	Exelon Corp., 1.800%, 01/02/2020	4,999,506	0.5
9,000,000	McKesson Corp., 1.830%, 01/06/2020	8,997,291	0.9
1,400,000	Mondelez International Inc., 1.680%, 01/02/2020	1,399,871	0.1
2,425,000	Mondelez International Inc., 2.010%, 01/22/2020	2,422,064	0.3
10,000,000	The Kroger Co., 1.780%, 01/03/2020	9,999,506	1.0
	Total Commercial Paper
	(Cost $38,814,680)	38,813,508	3.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
15,891,000 (9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.500%
	(Cost $15,891,000)	$15,891,000	1.6

	Total Short-Term Investments
	(Cost $54,705,680)	54,704,508	5.5

	Total Investments in Securities (Cost $992,752,983)	$1,002,836,417	100.4
	Liabilities in Excess of Other Assets	(3,740,052)	(0.4)
	Net Assets	$999,096,365	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of December 31, 2019.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2019.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Settlement is on a when-issued or delayed-delivery basis.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2019.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Rate shown is the 7-day yield as of December 31, 2019.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$364,655,112	$–	$364,655,112
Asset-Backed Securities	–	243,781,976	–	243,781,976
Commercial Mortgage-Backed Securities	–	339,694,821	–	339,694,821
Short-Term Investments	15,891,000	38,813,508	–	54,704,508
Total Investments, at fair value	$15,891,000	$986,945,417	$–	$1,002,836,417
Other Financial Instruments+
Futures	949,699	–	–	949,699
Total Assets	$16,840,699	$986,945,417	$–	$1,003,786,116
Liabilities Table
Other Financial Instruments+
Futures	$(778,223)	$–	$–	$(778,223)
Total Liabilities	$(778,223)	$–	$–	$(778,223)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2019, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	42	03/20/20	$6,548,063	$(151,452)
U.S. Treasury Ultra 10-Year Note	47	03/20/20	6,613,047	(93,939)
U.S. Treasury Ultra Long Bond	95	03/20/20	17,257,344	(532,832)
			$30,418,454	$(778,223)
Short Contracts:
U.S. Treasury 10-Year Note	(316)	03/20/20	(40,581,313)	334,089
U.S. Treasury 2-Year Note	(1,067)	03/31/20	(229,938,500)	83,499
U.S. Treasury 5-Year Note	(1,426)	03/31/20	(169,136,969)	532,111
			$(439,656,782)	$949,699

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $992,768,037.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$19,417,650
Gross Unrealized Depreciation	(9,177,794)

Net Unrealized Appreciation	$10,239,856